18. Loans and financing (Details Narrative) $ / shares in Units, R$ in Thousands, $ in Thousands		12 Months Ended
	Oct. 22, 2018 shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2019 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Total debt issuance costs | R$		R$ 143,119		R$ 83,684
Debenture issue related cost | R$					R$ (523)
Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of detailed information about borrowings [line items]
Issuance of debentures | shares	88,750
Exchangeable Senior Notes Derivatives [Member]
Disclosure of detailed information about borrowings [line items]
Derivatives liabilities | R$		R$ 626,557
Exchangeable Senior Notes Derivatives [Member] | American Depositary Shares [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of capped call premium		85.00%	85.00%
Exchangeable Senior Notes Derivatives [Member] | USD
Disclosure of detailed information about borrowings [line items]
Debentures issued | $			$ 425,000
Percentage of exchange premium		35.00%	35.00%
Exchangeable Senior Notes Derivatives [Member] | USD | American Depositary Shares [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity				2024
Interest rate p.a.				3.75%
Exchange rate		49.3827				49.3827
Initial exchange price | $ / shares						$ 20.25
Offering price | $ / shares						15.00
Capped call price | $ / shares						$ 27.75
Notes principal amount | $						$ 1,000